Intangible Assets, Net (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Intangible Assets, Net [Abstract]
Amortization expenses	¥ 1,064,363	$ 146,461	¥ 920,418	¥ 693,279